CASH FLOW GENERATED FROM OPERATIONS	12 Months Ended
Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Disclosure of cash flow generated from operations
37.	CASH FLOW GENERATED FROM OPERATIONS

(a)	Reconciliation from profit before income tax to net cash generated from operations:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit/(loss) before income tax:	1,009,092	(690,745)	(1,249,586)
Adjustments for:
Depreciation of fixed assets (Note 6)	1,637,298	1,662,179	1,786,110
Depreciation of right-of-use assets (Note 8)	65,324	65,511	68,410
Impairment of fixed assets (Note 6)	20,697	11,835	16,796
Gains on disposal of assets classified as held for sale	—	(1,188,645)	—
Provision for impairment of materials and supplies (Note 18)	10,793	—	5,695
Loss on disposal of fixed assets and costs on repairs	161,435	165,253	53,854
Amortization of long-term prepaid expenses (Note 13)	16,438	19,340	27,381
Share of results of associates , net of tax (Note 11)	7,039	(22,162)	(18,144)
Dividend income on FVOCI/AFS (Note 32)	(7,047)	(7,735)	(9,802)
Reversal of impairment of receivables	—	(358)	(40,613)
Reversal of renovation cost for the separation and transfer of facilities (Note 32)	—	—	(65,937)
Write-back of outstanding of payables (Note 32)	—	(2,903)	(20,354)
Amortization of deferred income	(2,299)	(8,377)	(11,164)
Interest expense on lease liabilities (Note 33)	57,670	57,629	67,648
Interest income	(4,606)	(8,310)	(9,927)

Operating profit before working capital changes	2,971,834	55,415	600,367
(Increase)/decrease in trade receivables	(638,401)	780,765	(637,544)
Decrease in materials and supplies	16,438	2,005	28,868
(Increase)/decrease in prepayments and other receivables	(64,221)	(108,998)	94,431
Decrease in long-term receivable	6,000	6,155	8,023
Increase in trade payables	98,393	701,825	993,459
Increase/(decrease) in accruals and other payables	358,625	159,454	(84,724)

Net cash generated from operations	2,748,668	1,587,621	1,002,880

(b)	In the cash flow statement, proceeds from disposal of fixed assets comprise:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net book amount (Note 6)	168,806	225,003	92,790
Payable arising from disposal of fixed assets	(2,063)	—	—
Transfer to materials and supplies	(2,272)	(27,151)	(9,740)
Loss on disposal of fixed assets and costs on repairs	(161,435)	(165,253)	(53,854)

Proceeds from disposal of fixed assets	3,036	32,599	29,196

(c)	Material non-cash investing activities

	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Government grants relating to fixed assets (Note 6)	—	—	673,878